REVENUES	3 Months Ended
Mar. 31, 2026
Revenues
REVENUES

NOTE 8 - REVENUES:

Revenue streams:

	Three months ended
	March 31,
	2026	2025

Revenues from sales of precision metal parts	$867	$1,353
Smart Carts:
Revenues from the Cust2Mate Platform	2,250	194
Services for the smart carts	200	-
	$3,317	$1,547

For the three months ended March 31, 2026, the Company recognized revenues of $2,199 under bill-and-hold arrangements.